Transactions with Related Parties (Details) - NIS [Member] $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) Number / Directors Number / RelatedParties	Dec. 31, 2016 USD ($) Number / Directors Number / RelatedParties	Dec. 31, 2015 USD ($) Number / Directors Number / RelatedParties
Statement Line Items [Line Items]
Management and consulting fees (including bonuses)	[1]	$ 1,817	$ 1,238	$ 1,128
Other expenses and share-based payment	[1]	283	608	252
Patent expenses		830	759	805
Directors' fee and share-based payment	[2]	$ 617	$ 514	$ 575
Number of related parties | Number / RelatedParties	[1]	1	1	1
Number of directors | Number / Directors	[2]	5	5	5

[1]	Number of related parties
[2]	Number of directors